8. Segment Reporting (Details - Segment Reporting) - USD ($)	3 Months Ended
	Sep. 23, 2018	Sep. 24, 2017
Depreciation and amortization	$ 139,000	$ 314,000
Interest Income	10,000	1,000
Gain/(Loss) from continuing operations before taxes	158,000	(119,000)
Consolidated revenues	2,991,000	5,433,000
Pizza Inn Franchising [Member]
Net sales and operating revenues	1,904,000	1,774,000
Depreciation and amortization
Gain/(Loss) from continuing operations before taxes	1,347,000	1,478,000
Pie Five Franchising [Member]
Net sales and operating revenues	963,000	1,483,000
Depreciation and amortization
Gain/(Loss) from continuing operations before taxes	459,000	1,139,000
Company-owned restaurants (1)
Net sales and operating revenues	114,000	2,175,000
Depreciation and amortization	31,000	200,000
Gain/(Loss) from continuing operations before taxes	(129,000)	(838,000)
Combined
Depreciation and amortization	31,000	200,000
Gain/(Loss) from continuing operations before taxes	1,677,000	1,779,000
Corporate administration and other (2)
Depreciation and amortization	108,000	114,000
Gain/(Loss) from continuing operations before taxes	$ (1,519,000)	$ (1,898,000)